Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income	$ 8,467,480	$ 110,369	$ 44,929
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	7,735	10,203	3,003
Changes in:
- Prepaid expenses and other receivables	(143,324)	(13,151)	2,645
- Accrued expenses and other payables	720,858	131,777	6,793
Financing activities
- Proceeds from issuance of common stock, net of share issuance costs	1,033	1,999	0
Cash and cash equivalents, beginning of year	1,041,008	152,718
Cash and cash equivalents, end of year	11,608,855	1,041,008	152,718
Parent Company
Operating activities
Net income	8,467,480	110,369	44,929
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	7,735	3,003	3,003
- Equity in earnings of subsidiaries	(8,482,286)	(116,873)	(51,824)
Changes in:
- Amount due from subsidiaries	62,686	(7,659)	(3,425)
- Prepaid expenses and other receivables	795	(1,295)	172
- Amount due to subsidiaries	507	(5,771)	(7,584)
- Accrued expenses and other payables	11,544	2,692	(119)
Net cash provided by (used in) operating activities	68,461	(15,534)	(14,848)
Financing activities
- Proceeds from issuance of common stock, net of share issuance costs	1,032	1,999	0
Net cash provided by financing activities	1,032	1,999	0
Increase (decrease) in cash and cash equivalents	69,493	(13,535)	(14,848)
Cash and cash equivalents, beginning of year	56,666	70,201	85,049
Cash and cash equivalents, end of year	$ 126,159	$ 56,666	$ 70,201